Income and Expenses - Finance Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Finance income	€ 423.9	€ 664.0	€ 519.6
Interest income from effective interest method	262.6	437.6	330.9
Other gains	161.3	210.9	188.7
Gains from financial assets or financial liabilities that are mandatorily measured at fair value through profit or loss	158.2	210.9	162.0
Other gains from financial assets subsequently measured at amortized cost	3.1	0.0	26.7
Foreign exchange differences, net	0.0	15.5	0.0
Total finance expenses	(69.8)	(27.4)	(23.9)
Foreign exchange differences, net	(48.4)	0.0	(15.9)
Interest expenses from effective interest method and other interest expenses	(14.2)	(16.9)	(7.5)
Other losses	(7.2)	(10.5)	(0.5)
Impairment losses on financial assets	(0.5)	(4.2)	0.0
Losses from financial assets or financial liabilities that are mandatorily measured at fair value through profit or loss	(5.2)	(6.0)	(0.5)
Fee expense from financial assets and financial liabilities that are not subsequently measured at fair value through profit or loss	(1.5)	(0.3)	0.0
Total finance result	€ 354.1	€ 636.6	€ 495.7